Organization and Operations	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations

NOTE 1 - ORGANIZATION AND OPERATIONS

3D Pioneer Systems, Inc. (the “Company”) was originally incorporated in the State of Nevada on April 2, 2008 under the name Mobile Gaming International Corp. On October 13, 2014, the Company changed its name to 3D Pioneer Systems, Inc., its current name. The Company has been inactive since the summer of 2014, and is currently a public shell company seeking to create value for its shareholders by merging with another entity with experienced management and opportunities for growth in return for shares of our common stock. No potential merger candidate has been identified at this time.

NOTE 1 - ORGANIZATION AND OPERATIONS

3D Pioneer Systems, Inc. (the “Company”) was originally incorporated in the State of Nevada on April 2, 2008 under the name Mobile Gaming International Corp. On October 13, 2014, the Company changed its name to 3D Pioneer Systems, Inc., its current name. The Company has been inactive since the summer of 2014, and is currently a public shell company seeking to create value for its shareholders by merging with another entity with experienced management and opportunities for growth in return for shares of our common stock. No potential merger candidate has been identified at this time.